Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income / (Loss) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Charter hire commissions	$ (6,778)	$ (3,914)
Ship-management fees	(532)	(460)
Administration fees	(2,276)	(1,981)
Pyxis Maritime Corporation
Related Party Transaction [Line Items]
Charter hire commissions	279	236
Ship-management fees	532	460
Administration fees	1,197	1,198
Related party transaction expenses, total	$ 2,008	$ 1,894